Quarterly Report
January 31, 2023
MFS®  Global Alternative
Strategy Fund
DTR-Q1

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Aerospace & Defense – 1.8%
AeroVironment, Inc. (a)	270	$24,022
CACI International, Inc., “A” (a)	274	84,417
General Dynamics Corp.	2,601	606,189
Honeywell International, Inc. (f)	1,625	338,780
Howmet Aerospace, Inc.	5,360	218,098
KBR, Inc.	2,535	129,868
Kratos Defense & Security Solutions, Inc. (a)	1,302	14,908
L3Harris Technologies, Inc.	191	41,031
Leidos Holdings, Inc.	682	67,409
MTU Aero Engines Holding AG	578	143,926
Northrop Grumman Corp.	837	375,009
Raytheon Technologies Corp.	449	44,833
Rolls-Royce Holdings PLC (a)	125,837	164,849
Singapore Technologies Engineering Ltd.	37,500	105,561
Teledyne Technologies, Inc. (a)	184	78,064
Textron, Inc.	4,405	320,904
Thales S.A.	166	21,932
		$2,779,800
Airlines – 0.1%
Alaska Air Group, Inc. (a)	473	$24,284
Delta Air Lines, Inc. (a)	804	31,436
Ryanair Holdings PLC, ADR (a)	358	32,410
		$88,130
Alcoholic Beverages – 0.9%
Carlsberg Group	239	$33,796
China Resources Beer Holdings Co. Ltd.	14,000	105,253
Constellation Brands, Inc., “A”	116	26,856
Diageo PLC	8,204	356,024
Kirin Holdings Co. Ltd.	2,700	41,585
Pernod Ricard S.A.	4,081	844,385
		$1,407,899
Apparel Manufacturers – 1.2%
Burberry Group PLC	958	$29,138
Canada Goose Holdings, Inc. (a)	1,834	44,365
Compagnie Financiere Richemont S.A.	1,928	297,270
LVMH Moet Hennessy Louis Vuitton SE	1,124	981,909
NIKE, Inc., “B”	1,222	155,597
On Holding AG (a)	1,921	44,567
PVH Corp.	1,118	100,508
Skechers USA, Inc., “A” (a)	3,625	174,544
		$1,827,898
Automotive – 1.2%
Allison Transmission Holdings, Inc.	3,102	$139,838
Aptiv PLC (a)	442	49,986
Bridgestone Corp.	1,000	37,420
Compagnie Generale des Etablissements Michelin	1,443	45,794
Copart, Inc. (a)	2,139	142,479
General Motors Co.	9,593	377,197
Koito Manufacturing Co. Ltd.	2,900	48,983
Lear Corp.	235	34,258
LKQ Corp.	2,316	136,551
Methode Electronics, Inc.	2,294	109,515
NGK Spark Plug Co. Ltd	3,900	76,136
Oshkosh Corp.	1,573	158,527
Stanley Electric Co. Ltd.	2,700	58,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Automotive – continued
Tesla, Inc. (a)	1,494	$258,791
Visteon Corp. (a)	596	93,179
		$1,766,724
Biotechnology – 0.5%
Abcam PLC, ADR (a)	3,321	$46,062
Adaptive Biotechnologies Corp. (a)	1,426	13,219
AlloVir, Inc. (a)	1,070	6,185
BioAtla, Inc. (a)	680	2,577
Biogen, Inc. (a)	1,104	321,154
BioXcel Therapeutics, Inc. (a)	455	12,977
Gilead Sciences, Inc.	2,644	221,937
Immunocore Holdings PLC, ADR (a)	468	28,674
Lyell Immunopharma, Inc. (a)(l)	1,357	4,438
MaxCyte, Inc. (a)(l)	2,549	14,886
Moderna, Inc. (a)	104	18,310
Oxford Nanopore Technologies PLC (a)	4,476	13,144
Prelude Therapeutics, Inc. (a)(l)	656	4,185
Sana Biotechnology, Inc. (a)	1,048	4,779
		$712,527
Broadcasting – 0.0%
Nippon Television Holdings, Inc.	3,400	$27,464
Warner Bros. Discovery, Inc. (a)	483	7,158
		$34,622
Brokerage & Asset Managers – 2.2%
ASX Ltd.	1,439	$70,458
BlackRock, Inc.	301	228,522
Cboe Global Markets, Inc.	299	36,741
Charles Schwab Corp.	2,208	170,943
Citigroup, Inc.	11,346	592,488
CME Group, Inc.	185	32,682
Computershare Ltd.	9,092	152,418
Deutsche Boerse AG	1,155	206,386
Euronext N.V.	1,184	95,956
Evercore Partners, Inc.	259	33,621
Focus Financial Partners, “A” (a)	2,264	102,220
GCM Grosvenor, Inc., “A” (l)	4,242	38,008
Hamilton Lane, Inc., “A”	994	77,393
Hong Kong Exchanges & Clearing Ltd.	1,700	76,402
Invesco Ltd.	1,233	22,823
London Stock Exchange Group PLC	1,089	99,773
NASDAQ, Inc.	7,585	456,541
Omni Bridgeway Ltd. (a)	23,209	66,689
Raymond James Financial, Inc.	4,478	504,984
Schroders PLC	14,123	83,555
TMX Group Ltd.	841	82,890
TPG, Inc.	743	23,932
WisdomTree Investments, Inc.	11,327	65,244
		$3,320,669
Business Services – 3.5%
Accenture PLC, “A”	3,976	$1,109,503
Amdocs Ltd.	554	50,929
Bunzl PLC	978	35,900
CoStar Group, Inc. (a)	5,515	429,618
Dropbox, Inc. (a)	9,595	222,892
Equifax, Inc. (f)	2,292	509,282
ExlService Holdings, Inc. (a)	536	91,442
Experian PLC	4,015	146,790
Fidelity National Information Services, Inc.	526	39,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Business Services – continued
Fiserv, Inc. (a)	212	$22,616
Global Payments, Inc.	342	38,550
GoDaddy, Inc. (a)	6,753	554,624
HireRight Holdings Corp. (a)	1,798	20,569
Intertek Group PLC	2,053	110,349
Keywords Studios PLC	1,491	52,204
Morningstar, Inc.	362	87,922
MSCI, Inc.	1,069	568,238
Nomura Research Institute Ltd.	2,797	67,102
Payoneer Global, Inc. (a)	6,384	38,049
Remitly Global, Inc. (a)	3,886	46,865
Secom Co. Ltd.	500	29,781
SGS S.A.	73	177,958
TaskUs, Inc., “A” (a)	3,994	74,488
Thoughtworks Holding, Inc. (a)	9,877	106,672
Verisk Analytics, Inc., “A”	1,967	357,581
WEX, Inc. (a)	1,264	233,802
WNS (Holdings) Ltd., ADR (a)	1,505	127,519
		$5,350,716
Cable TV – 0.5%
Cable One, Inc.	33	$26,066
Charter Communications, Inc., “A” (a)	913	350,875
Comcast Corp., “A”	9,162	360,525
		$737,466
Chemicals – 0.4%
Avient Corp.	1,386	$56,161
Eastman Chemical Co.	631	55,635
Element Solutions, Inc.	7,049	144,364
Givaudan S.A.	53	172,023
IMCD Group N.V.	638	101,182
Ingevity Corp. (a)	1,135	93,569
		$622,934
Computer Software – 5.6%
ACI Worldwide, Inc. (a)	1,726	$48,207
Adobe Systems, Inc. (a)(f)	1,040	385,154
Alkami Technology, Inc. (a)	3,249	53,186
ANSYS, Inc. (a)	697	185,653
Atlassian Corp. (a)	886	143,195
Autodesk, Inc. (a)	1,240	266,798
Black Knight, Inc. (a)	2,292	138,872
Cadence Design Systems, Inc.(a)(f)(s)	4,303	786,717
Check Point Software Technologies Ltd. (a)	171	21,751
Computer Modelling Group Ltd.	28,400	132,123
CrowdStrike Holdings, Inc. (a)	845	89,486
Dassault Systemes SE	5,806	215,790
Definitive Healthcare Corp. (a)	2,572	31,841
DoubleVerify Holdings, Inc. (a)	1,500	40,785
Dun & Bradstreet Holdings, Inc.	1,746	25,579
Elastic N.V. (a)	175	10,297
EMIS Group PLC	3,825	88,560
Everbridge, Inc. (a)	554	17,706
Intuit, Inc.	460	194,428
Kinaxis, Inc. (a)	1,486	172,718
Microsoft Corp. (f)(s)	13,506	3,346,922
NAVER Corp.	1,374	228,946
nCino, Inc. (a)	928	26,541
NetEase.com, Inc., ADR	603	53,432
NICE Systems Ltd., ADR (a)	607	125,910
Nuantix. Inc. (a)	3,058	85,226

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Computer Software – continued
OBIC Co. Ltd.	1,300	$208,009
Open Lending Corp., “A” (a)	2,082	18,259
Palo Alto Networks, Inc. (a)	951	150,867
Paycor HCM, Inc. (a)	1,590	39,925
Paylocity Holding Corp. (a)	113	23,537
Procore Technologies, Inc. (a)	841	47,054
Sabre Corp. (a)	9,028	61,481
Salesforce, Inc. (a)	361	60,637
SAP SE	4,835	569,066
Synopsys, Inc. (a)	882	312,007
Wisetech Global Ltd.	1,513	65,546
		$8,472,211
Computer Software - Systems – 3.2%
Alten S.A.	637	$97,692
Amadeus IT Group S.A. (a)	6,805	428,082
Apple, Inc. (f)	17,715	2,556,097
Cancom SE	1,377	47,306
Constellation Software, Inc.	75	132,507
Five9, Inc. (a)	719	56,643
Fujitsu Ltd.	700	100,247
Hitachi Ltd.	11,900	624,852
Nuvei Corp. (a)	1,354	47,837
Q2 Holdings, Inc. (a)	1,435	46,953
Rapid7, Inc. (a)	1,187	47,326
Samsung Electronics Co. Ltd.	5,724	286,108
Seagate Technology Holdings PLC	373	25,282
ServiceNow, Inc. (a)	252	114,693
Softchoice Corp.	2,534	35,004
Temenos AG	584	41,758
Venture Corp. Ltd.	6,500	91,806
Verint Systems, Inc. (a)	1,198	45,488
Zebra Technologies Corp., “A” (a)	143	45,214
		$4,870,895
Conglomerates – 0.1%
Ansell Ltd.	4,960	$99,151
Construction – 1.1%
AZEK Co., Inc. (a)	3,285	$79,267
Essex Property Trust, Inc., REIT	121	27,354
Fortune Brands Innovations, Inc.	413	26,643
Masco Corp.	1,256	66,819
Mid-America Apartment Communities, Inc., REIT	144	24,008
Sherwin-Williams Co. (f)	2,089	494,236
Stanley Black & Decker, Inc.	373	33,313
Techtronic Industries Co. Ltd.	6,000	77,357
Toll Brothers, Inc. (f)	5,791	344,507
Trex Co., Inc. (a)	441	23,249
Vulcan Materials Co.	2,805	514,241
		$1,710,994
Consumer Products – 1.5%
Church & Dwight Co., Inc.	1,419	$114,740
Colgate-Palmolive Co. (f)	5,592	416,772
Estee Lauder Cos., Inc., “A”	697	193,125
International Flavors & Fragrances, Inc.	494	55,555
Kao Corp.	1,000	40,775
Kimberly-Clark Corp.	196	25,482
Kobayashi Pharmaceutical Co. Ltd.	3,500	251,527
L’Oréal S.A.	629	259,828
Newell Brands, Inc.	4,476	71,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Consumer Products – continued
Prestige Consumer Healthcare, Inc. (a)	762	$50,109
Reckitt Benckiser Group PLC	11,483	817,725
		$2,297,075
Consumer Services – 1.1%
Airbnb, Inc., “A” (a)(f)	2,472	$274,664
Asante, Inc.	6,600	83,303
Booking Holdings, Inc. (a)	308	749,703
Boyd Group Services, Inc.	265	40,526
Bright Horizons Family Solutions, Inc. (a)	2,746	210,838
Carsales.com Ltd.	1,630	26,357
European Wax Center, Inc., “A”	2,490	46,912
Grand Canyon Education, Inc. (a)	316	36,833
Meitec Corp.	6,300	118,484
Persol Holdings Co. Ltd.	1,300	28,490
Seek Ltd.	1,174	20,349
		$1,636,459
Containers – 0.2%
Ardagh Metal Packaging S.A. (l)	5,693	$31,995
Avery Dennison Corp.	176	33,341
Crown Holdings, Inc.	387	34,118
Graphic Packaging Holding Co.	4,355	104,912
Pactiv Evergreen, Inc.	1,463	16,839
Silgan Holdings, Inc.	1,021	55,022
Verallia	997	36,722
WestRock Co.	1,304	51,169
		$364,118
Electrical Equipment – 1.9%
AMETEK, Inc.	2,787	$403,892
Berry Global, Inc.	1,829	112,904
Hubbell, Inc.	300	68,673
Johnson Controls International PLC	1,853	128,913
Legrand S.A.	3,404	304,258
Littlefuse, Inc.	127	32,600
nVent Electric PLC	1,121	44,560
Rockwell Automation, Inc.	283	79,814
Schneider Electric SE	8,335	1,351,581
Sensata Technologies Holding PLC	2,978	151,431
TE Connectivity Ltd.	514	65,355
TriMas Corp.	1,678	51,666
Vertiv Holdings Co.	2,833	40,285
		$2,835,932
Electronics – 2.8%
Advanced Energy Industries, Inc.	430	$39,878
Analog Devices, Inc.	2,054	352,199
Applied Materials, Inc.	4,344	484,313
ASM International N.V.	359	121,686
ASM Pacific Technology Ltd.	5,300	43,791
ASML Holding N.V.	55	36,424
ASML Holding N.V., ADR	348	229,972
Cohu, Inc. (a)	941	33,951
Corning, Inc.	1,126	38,971
Flex Ltd. (a)	1,858	43,384
Formfactor, Inc. (a)	924	26,001
Intel Corp.	5,565	157,267
Kyocera Corp.	1,000	51,994
Lam Research Corp.	286	143,029
Marvell Technology, Inc.	1,201	51,823
Melexis N.V.	330	35,146

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Electronics – continued
Micron Technology, Inc.	4,523	$272,737
Monolithic Power Systems, Inc.	483	206,029
NVIDIA Corp. (f)	2,262	441,927
NXP Semiconductors N.V.	843	155,373
ON Semiconductor Corp. (a)	671	49,285
Plexus Corp. (a)	379	36,380
Taiwan Semiconductor Manufacturing Co. Ltd.	3,654	64,465
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,675	711,703
Texas Instruments, Inc. (f)	2,428	430,266
		$4,257,994
Energy - Independent – 1.8%
Chesapeake Energy Corp.	314	$27,230
CNX Resources Corp. (a)	2,902	48,550
ConocoPhillips	720	87,746
Devon Energy Corp.	911	57,612
Diamondback Energy, Inc.	1,264	184,696
Hess Corp.	2,020	303,323
Magnolia Oil & Gas Corp., “A”	4,654	109,881
Matador Resources Co.	1,147	75,885
Phillips 66	984	98,666
Pioneer Natural Resources Co.	1,812	417,394
Reliance Industries Ltd.	9,672	278,575
Valero Energy Corp.	3,088	432,413
Viper Energy Partners LP	1,573	49,943
Woodside Energy Group Ltd.	19,096	495,706
		$2,667,620
Energy - Integrated – 0.9%
Eni S.p.A.	5,026	$77,515
Exxon Mobil Corp. (f)	1,514	175,639
Galp Energia SGPS S.A., “B”	6,826	93,318
Idemitsu Kosan Co. Ltd.	1,900	47,377
Shell PLC	8,019	235,536
TotalEnergies SE	10,648	661,532
		$1,290,917
Energy - Renewables – 0.1%
AES Corp.	2,201	$60,330
Enphase Energy, Inc. (a)	401	88,773
Generac Holdings, Inc. (a)	30	3,618
Orsted A/S	268	23,888
		$176,609
Engineering - Construction – 0.1%
EMCOR Group, Inc.	779	$115,487
Jacobs Solutions, Inc.	433	53,497
Quanta Services, Inc.	243	36,982
		$205,966
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	543	$43,706
Manchester United PLC, “A”	3,732	84,156
Vivid Seats, Inc., “A” (l)	4,819	41,010
		$168,872
Food & Beverages – 2.6%
Archer Daniels Midland Co.	5,079	$420,795
Britvic PLC	7,283	69,766
Chocoladefabriken Lindt & Sprungli AG	36	395,628
Coca-Cola Europacific Partners PLC	651	36,599
Danone S.A.	825	45,123

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Food & Beverages – continued
Duckhorn Portfolio, Inc. (a)	3,113	$50,368
Hostess Brands, Inc. (a)	1,876	43,392
Ingredion, Inc.	545	56,026
J.M. Smucker Co.	266	40,645
Kellogg Co.	413	28,324
Kerry Group PLC	495	46,469
Mondelez International, Inc.	520	34,029
Morinaga & Co. Ltd.	3,200	94,872
Nestle S.A.	11,684	1,425,815
Nestle S.A., ADR	2,654	324,359
Nomad Foods Ltd. (a)	3,238	57,604
Oatly Group AB, ADR (a)(l)	5,716	13,947
PepsiCo, Inc.	310	53,016
S Foods, Inc.	3,900	89,149
Toyo Suisan Kaisha Ltd.	6,800	282,016
Tyson Foods, Inc., “A”	6,271	412,318
		$4,020,260
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,635	$34,662
JM Holdings Co. Ltd. (l)	7,300	102,805
Kroger Co.	2,810	125,410
Ocado Group PLC (a)	500	3,995
Patlac Corp.	2,100	75,914
Sugi Holdings Co. Ltd.	400	17,490
Sundrug Co. Ltd.	3,900	110,400
		$470,676
Forest & Paper Products – 0.1%
Suzano Papel e Celulose S.A., ADR	8,557	$78,553
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	7,374	$62,853
Gaming & Lodging – 0.9%
Aristocrat Leisure Ltd.	1,765	$42,546
Flutter Entertainment PLC (a)	3,182	494,721
Genius Sports Ltd. (a)	5,168	28,372
Hyatt Hotels Corp. (a)	2,243	244,756
International Game Technology PLC	4,882	129,129
Marriott International, Inc., “A”	1,790	311,782
Penn Entertainment, Inc. (a)	2,383	84,477
Whitbread PLC	899	33,847
		$1,369,630
General Merchandise – 0.3%
Dollar General Corp.	107	$24,995
Dollar Tree, Inc. (a)	450	67,581
Dollarama, Inc.	2,633	157,460
Five Below, Inc.	636	125,375
Ollie's Bargain Outlet Holdings, Inc. (a)	1,520	83,235
		$458,646
Health Maintenance Organizations – 0.8%
Cigna Corp.	2,309	$731,191
Elevance Health, Inc.	56	27,999
Humana, Inc.	255	130,484
Molina Healthcare, Inc. (a)	231	72,033
UnitedHealth Group, Inc.	444	221,640
		$1,183,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Insurance – 4.0%
AIA Group Ltd.	64,000	$722,751
American International Group, Inc.	9,752	616,521
Ameriprise Financial, Inc.	945	330,863
Aon PLC	2,523	804,030
Arthur J. Gallagher & Co.	1,597	312,565
Assurant, Inc.	391	51,843
Beazley PLC	35,370	290,740
Chubb Ltd.	247	56,190
Cincinnati Financial Corp.	252	28,514
CNO Financial Group, Inc.	1,755	45,209
Equitable Holdings, Inc.	19,619	629,181
Everest Re Group Ltd.	952	332,905
Hanover Insurance Group, Inc.	439	59,081
Hartford Financial Services Group, Inc.	1,086	84,284
Hiscox Ltd.	2,558	35,683
Marsh & McLennan Cos., Inc.	2,190	383,053
MetLife, Inc. (f)	5,717	417,455
Progressive Corp.	3,494	476,407
Selective Insurance Group, Inc.	575	54,625
Steadfast Group Ltd.	16,251	60,445
Voya Financial, Inc.	687	47,932
Willis Towers Watson PLC	510	129,637
Zurich Insurance Group AG	184	91,002
		$6,060,916
Internet – 2.8%
Alphabet, Inc., “A” (a)(s)	15,489	$1,530,933
Alphabet, Inc., “C” (a)	12,588	1,257,163
Gartner, Inc. (a)	2,004	677,633
MakeMyTrip Ltd. (a)	939	27,212
Meta Platforms, Inc., “A” (a)(f)	2,476	368,850
Tencent Holdings Ltd.	8,700	424,063
		$4,285,854
Leisure & Toys – 0.5%
Brunswick Corp.	3,256	$274,578
Corsair Gaming, Inc. (a)	1,129	17,759
Electronic Arts, Inc.	1,354	174,233
Funko, Inc., “A” (a)	3,684	44,576
Hayward Holdings, Inc. (a)	1,712	23,095
Mattel, Inc. (a)	1,758	35,969
Take-Two Interactive Software, Inc. (a)	899	101,794
VTech Holdings Ltd.	17,900	118,250
Yamaha Corp.	700	27,230
		$817,484
Machinery & Tools – 2.7%
AGCO Corp. (f)	4,192	$579,041
Azbil Corp.	2,300	64,923
BELIMO Holding AG	367	192,820
Cummins, Inc.	657	163,948
Daikin Industries Ltd.	600	104,469
Eaton Corp. PLC	1,836	297,818
ESAB Corp.	904	52,260
Flowserve Corp.	1,387	47,740
GEA Group AG	11,516	517,686
IDEX Corp.	641	153,635
Illinois Tool Works, Inc.	999	235,804
Ingersoll Rand, Inc.	1,017	56,952
ITT, Inc.	686	62,831
Kubota Corp.	4,300	64,530
PACCAR, Inc.	474	51,813

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Machinery & Tools – continued
Regal Rexnord Corp.	794	$110,525
Ritchie Bros. Auctioneers, Inc.	1,331	80,486
Ritchie Bros. Auctioneers, Inc.	5,609	339,183
Schindler Holding AG	277	59,008
SIG Combibloc Group AG	5,526	137,028
SMC Corp.	200	101,674
Spirax-Sarco Engineering PLC	2,880	411,200
Timken Co.	671	55,257
Toyota Industries Corp.	1,000	60,856
Wabtec Corp.	938	97,374
Weir Group PLC	1,859	40,931
		$4,139,792
Major Banks – 2.1%
Bank of America Corp.	5,653	$200,568
Bank of Ireland Group PLC	33,996	362,623
BNP Paribas	1,881	128,933
Comerica, Inc.	2,248	164,801
DBS Group Holdings Ltd.	8,900	243,640
JPMorgan Chase & Co.	5,989	838,221
Mitsubishi UFJ Financial Group, Inc.	9,200	67,527
Morgan Stanley	4,662	453,753
NatWest Group PLC	31,906	121,392
PNC Financial Services Group, Inc.	212	35,071
Resona Holdings, Inc.	64,800	358,890
State Street Corp.	329	30,048
UBS AG	5,924	126,136
Wells Fargo & Co.	832	38,996
		$3,170,599
Medical & Health Technology & Services – 1.5%
AmerisourceBergen Corp.	361	$60,995
Certara, Inc. (a)	2,784	54,010
CVS Health Corp. (f)	2,987	263,513
HealthEquity, Inc. (a)	565	34,380
ICON PLC (a)	2,151	496,257
Laboratory Corp. of America Holdings	177	44,625
McKesson Corp.	2,484	940,641
Medpace Holdings, Inc. (a)	802	177,298
Premier, Inc., “A”	1,255	41,867
Syneos Health, Inc. (a)	2,571	92,350
Universal Health Services, Inc.	332	49,206
		$2,255,142
Medical Equipment – 2.8%
Agilent Technologies, Inc.	1,391	$211,543
Agiliti Health, Inc. (a)	1,322	24,391
Becton, Dickinson and Co.	141	35,563
Boston Scientific Corp. (a)	7,652	353,905
Bruker BioSciences Corp.	922	64,651
ConvaTec Group PLC	14,551	42,058
Danaher Corp. (f)	933	246,667
Dentsply Sirona, Inc.	949	34,952
Envista Holdings Corp. (a)	3,951	154,049
EssilorLuxottica	2,794	511,258
Gerresheimer AG	1,967	144,933
Hogy Medical Co. Ltd.	3,400	88,027
Hologic, Inc. (a)	371	30,188
Maravai Lifesciences Holdings, Inc., “A” (a)	4,039	59,212
Medtronic PLC	589	49,293
Mettler-Toledo International, Inc. (a)	80	122,634
Nihon Kohden Corp.	2,500	65,638

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Medical Equipment – continued
OptiNose, Inc. (a)	3,642	$6,519
Outset Medical, Inc. (a)	763	21,456
PerkinElmer, Inc.	1,046	143,856
PROCEPT BioRobotics Corp. (a)	471	18,317
QIAGEN N.V. (a)	7,545	366,244
Quidel Corp. (a)	398	34,073
Shimadzu Corp.	8,500	260,425
Silk Road Medical, Inc. (a)	501	27,234
Smith & Nephew PLC	5,622	77,397
Sotera Health Co. (a)	897	15,464
STERIS PLC	1,118	230,878
Teleflex, Inc.	72	17,526
Terumo Corp.	1,400	40,652
Thermo Fisher Scientific, Inc.	970	553,220
Waters Corp. (a)	532	174,805
Zimmer Biomet Holdings, Inc.	356	45,333
		$4,272,361
Metals & Mining – 0.3%
Arconic Corp. (a)	1,540	$36,205
Glencore PLC	56,893	381,983
Kaiser Aluminum Corp.	241	21,092
		$439,280
Natural Gas - Distribution – 0.2%
Atmos Energy Corp.	201	$23,625
China Resources Gas Group Ltd.	6,800	28,575
DCC PLC	1,757	100,098
Italgas S.p.A.	19,237	112,446
New Jersey Resources Corp.	864	43,131
ONE Gas, Inc.	592	48,757
		$356,632
Natural Gas - Pipeline – 0.9%
APA Group	3,781	$28,291
Cheniere Energy, Inc.	4,688	716,280
Plains GP Holdings LP (l)	6,358	83,226
Targa Resources Corp.	6,536	490,331
		$1,318,128
Network & Telecom – 0.6%
Equinix, Inc., REIT	279	$205,938
Fortinet, Inc. (a)	8,086	423,221
Motorola Solutions, Inc.	173	44,463
Qualcomm, Inc.	1,692	225,392
		$899,014
Oil Services – 0.3%
Cactus, Inc., “A”	1,301	$70,397
ChampionX Corp.	5,794	191,318
Expro Group Holdings N.V. (a)	2,599	49,095
Halliburton Co.	921	37,964
Helmerich & Payne	737	35,700
Schlumberger Ltd.	434	24,729
		$409,203
Other Banks & Diversified Financials – 3.2%
AIB Group PLC	18,135	$75,893
Air Lease Corp.	1,384	62,239
American Express Co. (f)	2,059	360,181
Bank of Hawaii Corp.	579	44,288
Brookline Bancorp, Inc.	3,424	44,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Other Banks & Diversified Financials – continued
CaixaBank S.A.	46,610	$206,432
Cathay General Bancorp, Inc.	1,536	67,523
Chiba Bank Ltd.	56,600	427,751
Credicorp Ltd.	1,576	211,657
Discover Financial Services	251	29,299
East West Bancorp, Inc.	1,167	91,633
Element Fleet Management Corp.	2,155	30,449
First Hawaiian, Inc.	1,575	43,218
First Interstate BancSystem, Inc.	2,068	74,200
Hanmi Financial Corp.	1,522	35,447
HDFC Bank Ltd.	3,098	60,955
HDFC Bank Ltd., ADR	5,729	385,905
Julius Baer Group Ltd.	1,038	66,513
M&T Bank Corp.	278	43,368
Macquarie Group Ltd.	541	72,171
Metropolitan Bank & Trust Co.	103,417	108,382
Moody's Corp.	77	24,852
Northern Trust Corp.	741	71,855
Pacific Premier Bancorp, Inc.	2,200	71,148
Prosperity Bancshares, Inc.	1,758	133,362
Sandy Spring Bancorp, Inc.	716	24,201
Signature Bank	380	49,001
SLM Corp.	21,783	382,727
SVB Financial Group (a)	152	45,971
Texas Capital Bancshares, Inc. (a)	578	38,188
Textainer Group Holdings Ltd.	752	25,493
UMB Financial Corp.	639	57,631
Umpqua Holdings Corp.	7,594	138,211
United Community Bank, Inc.	582	18,938
Visa, Inc., “A”	4,085	940,408
Wintrust Financial Corp.	254	23,233
Zions Bancorp NA	4,109	218,434
		$4,805,943
Pharmaceuticals – 3.6%
Annexon, Inc. (a)	994	$7,097
Ascendis Pharma, ADR (a)	620	76,930
Bayer AG	4,733	293,575
Bristol-Myers Squibb Co.	3,931	285,587
Collegium Pharmaceutical, Inc. (a)	840	23,587
Eli Lilly & Co.	151	51,967
Harmony Biosciences Holdings (a)	441	21,243
Incyte Corp. (a)	1,130	96,208
Johnson & Johnson (f)(s)	4,996	816,446
Kyowa Kirin Co. Ltd.	3,200	71,451
Legend Biotech Corp., ADR (a)	1,844	93,122
Merck & Co., Inc. (f)	7,854	843,598
Merck KGaA	389	80,879
Neurocrine Biosciences, Inc. (a)	165	18,304
Novartis AG	2,173	196,528
Novo Nordisk A.S., “B”	1,640	227,113
Organon & Co.	1,757	52,938
Pfizer, Inc.	3,324	146,788
Regeneron Pharmaceuticals, Inc. (a)	173	131,215
Roche Holding AG	2,651	828,526
Sanofi	563	55,324
Santen Pharmaceutical Co. Ltd.	5,500	42,677
SpringWorks Therapeutics, Inc. (a)	531	16,673
Suzuken Co. Ltd./Aichi Japan	3,400	89,671
Vertex Pharmaceuticals, Inc. (a)	2,513	811,950
Zoetis, Inc.	950	157,216
		$5,536,613

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Pollution Control – 0.2%
GFL Environmental, Inc.	4,258	$131,402
Republic Services, Inc.	237	29,582
Waste Connections, Inc.	978	129,976
		$290,960
Precious Metals & Minerals – 0.9%
Agnico Eagle Mines Ltd.	7,487	$422,812
Agnico Eagle Mines Ltd.	1,450	81,896
Franco-Nevada Corp.	4,035	591,869
Wheaton Precious Metals Corp.	5,286	241,705
		$1,338,282
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	1,834	$199,882
Railroad & Shipping – 0.8%
Canadian National Railway Co.	3,694	$439,918
Canadian Pacific Railway Ltd.	3,004	237,016
CSX Corp.	7,222	223,304
Sankyu, Inc.	1,900	74,739
Union Pacific Corp.	810	165,394
		$1,140,371
Real Estate – 1.3%
Brixmor Property Group, Inc., REIT	3,090	$72,708
Broadstone Net Lease, Inc., REIT	2,819	51,052
Capland Ascendas, REIT	37,102	81,840
Cushman & Wakefield PLC (a)	1,570	22,655
Douglas Emmett, Inc., REIT	672	11,256
Empire State Realty Trust, REIT, “A”	4,475	37,322
ESR Group Ltd.	46,000	92,531
Extra Space Storage, Inc., REIT	106	16,730
Grand City Properties S.A.	2,495	26,534
Host Hotels & Resorts, Inc., REIT	18,512	348,951
Jones Lang LaSalle, Inc. (a)	229	42,335
LEG Immobilien SE	788	61,426
Life Storage, Inc., REIT	646	69,794
LXP Industrial Trust, REIT	3,553	41,037
Mapletree Pan Asia Commercial Trust, REIT	39,600	55,189
National Storage Affiliates Trust, REIT	925	37,740
Phillips Edison & Co., REIT	1,765	59,163
Simon Property Group, Inc., REIT	2,994	384,609
Spirit Realty Capital, Inc., REIT	634	27,820
STAG Industrial, Inc., REIT	2,703	96,227
STORE Capital Corp., REIT	525	16,910
Sun Communities, Inc., REIT	290	45,490
TAG Immobilien AG	19,574	167,593
Two Harbors Investment Corp., REIT	1,927	34,570
VICI Properties, Inc., REIT	1,869	63,883
W.P. Carey, Inc., REIT	495	42,337
		$2,007,702
Restaurants – 0.4%
Aramark	1,131	$50,363
Chipotle Mexican Grill, Inc., “A” (a)	48	79,026
Darden Restaurants, Inc.	758	112,161
Jack in the Box, Inc.	488	37,078
Sodexo	1,033	102,344
Starbucks Corp.	368	40,164
U.S. Foods Holding Corp. (a)	846	32,258
Wendy's Co.	3,089	68,885

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Restaurants – continued
Yum China Holdings, Inc.	795	$48,980
		$571,259
Specialty Chemicals – 2.1%
Air Products & Chemicals, Inc.	789	$252,882
Akzo Nobel N.V.	487	36,224
Ashland, Inc.	388	42,397
Axalta Coating Systems Ltd. (a)	6,376	191,918
Celanese Corp.	296	36,467
Chemours Co.	10,393	378,201
Corteva, Inc.	2,181	140,566
Croda International PLC	1,998	170,254
Diversey Holdings Ltd. (a)	7,869	47,765
DuPont de Nemours, Inc.	1,309	96,801
Kansai Paint Co. Ltd.	5,500	77,484
Linde PLC	2,759	907,036
Nitto Denko Corp.	1,000	64,714
Novozymes A/S	2,384	124,103
Quaker Chemical Corp.	142	27,956
Sika AG	1,748	497,658
Symrise AG	632	66,976
Univar Solutions, Inc. (a)	2,233	76,994
		$3,236,396
Specialty Stores – 2.5%
ACV Auctions, Inc. (a)	4,669	$45,756
Amazon.com, Inc.(a)(f)(s)	13,341	1,375,857
AutoZone, Inc. (a)	206	502,403
Builders FirstSource, Inc. (a)	348	27,736
Costco Wholesale Corp. (f)	693	354,220
Home Depot, Inc.	204	66,131
Leslie's, Inc. (a)	1,844	28,564
Lowe's Cos., Inc.	1,374	286,135
Lululemon Athletica, Inc. (a)	593	181,980
Meituan, “B” (a)	930	20,708
Monro Muffler Brake, Inc.	623	31,711
O'Reilly Automotive, Inc. (a)	402	318,525
Petco Health & Wellness Co., Inc. (a)	3,911	45,720
Ross Stores, Inc.	599	70,796
Ryohin Keikaku Co. Ltd.	3,900	43,315
Target Corp.	191	32,879
Ulta Beauty, Inc. (a)	317	162,925
Urban Outfitters, Inc. (a)	2,554	69,954
Vipshop Holdings Ltd., ADR (a)	1,834	28,372
ZOZO, Inc.	3,200	82,950
Zumiez, Inc. (a)	1,344	34,715
		$3,811,352
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	6,700	$39,680
American Tower Corp., REIT	556	124,205
Cellnex Telecom S.A.	3,544	139,072
KDDI Corp.	1,600	49,991
Liberty Broadband Corp. (a)	368	33,039
SBA Communications Corp., REIT	752	223,743
SoftBank Group Corp.	700	33,365
T-Mobile US, Inc. (a)	140	20,903
		$663,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 75.0%
Telephone Services – 0.4%
AT&T, Inc. (f)	21,087	$429,542
Hellenic Telecommunications Organization S.A.	1,813	28,520
Infrastrutture Wireless Italiane S.p.A.	11,079	121,463
NOS, SGPS S.A.	12,151	52,121
		$631,646
Tobacco – 0.5%
Altria Group, Inc.	3,693	$166,333
British American Tobacco PLC	2,721	104,062
Philip Morris International, Inc. (f)	4,845	505,043
		$775,438
Trucking – 0.3%
CryoPort, Inc. (a)	1,357	$30,980
Knight-Swift Transportation Holdings, Inc.	1,537	90,837
RXO, Inc. (a)	2,402	44,005
Saia, Inc. (a)	120	32,734
Schneider National, Inc.	1,395	36,967
Seino Holdings Co. Ltd.	9,500	94,809
SG Holdings Co. Ltd.	4,100	63,319
XPO Logistics, Inc. (a)	1,850	73,741
Yamato Holdings Co. Ltd.	2,900	50,656
		$518,048
Utilities - Electric Power – 1.8%
Alliant Energy Corp.	505	$27,285
American Electric Power Co., Inc.	221	20,765
Black Hills Corp.	848	61,378
CenterPoint Energy, Inc.	1,496	45,060
CLP Holdings Ltd.	3,500	26,044
CMS Energy Corp.	746	47,140
Dominion Energy, Inc. (f)	5,655	359,884
Duke Energy Corp. (f)	3,742	383,368
E.ON SE	3,510	38,138
Edison International	482	33,210
Eversource Energy	489	40,259
Iberdrola S.A.	7,013	82,010
NextEra Energy, Inc.	450	33,584
NRG Energy, Inc.	4,521	154,709
PG&E Corp. (a)	7,160	113,844
Pinnacle West Capital Corp.	572	42,643
Portland General Electric Co.	1,126	53,575
PPL Corp.	4,199	124,290
Public Service Enterprise Group, Inc.	853	52,826
Sempra Energy	300	48,099
Southern Co.	4,530	306,590
Vistra Corp.	26,120	602,327
		$2,697,028
Total Common Stocks		$113,997,486
Bonds – 19.6%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$65,000	$60,094
Boeing Co., 5.15%, 5/01/2030	42,000	42,332
Boeing Co., 5.805%, 5/01/2050	220,000	224,598
General Dynamics Corp., 3.625%, 4/01/2030	96,000	92,639
Raytheon Technologies Corp., 1.9%, 9/01/2031	50,000	40,752
Raytheon Technologies Corp., 2.375%, 3/15/2032	78,000	65,588
Raytheon Technologies Corp., 3.03%, 3/15/2052	134,000	98,886
		$624,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$52,000	$50,001
Tapestry, Inc., 3.05%, 3/15/2032	168,000	137,708
		$187,709
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.029%, 11/15/2054 (i)	$992,057	$56,252
ACREC 2021-FL1 Ltd., “A”, FLR, 5.62% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	114,000	109,073
BDS 2021-FL7 Ltd., “B”, FLR, 5.97% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	100,000	94,206
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.267%, 7/15/2054 (i)	1,218,216	87,947
KREF 2018-FT1 Ltd., “A”, FLR, 5.535% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	100,000	96,930
KREF 2018-FT1 Ltd., “AS”, FLR, 5.764% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	100,000	95,273
PFP III 2021-8 Ltd., “A”, FLR, 5.454% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	83,453	80,281
PFP III 2021-8 Ltd., “AS”, FLR, 5.704% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	104,000	97,929
		$717,891
Automotive – 0.1%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$155,000	$162,911
Broadcasting – 0.6%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$113,000	$75,930
Discovery Communications LLC, 3.625%, 5/15/2030	150,000	131,944
Discovery Communications LLC, 4%, 9/15/2055	119,000	81,850
Walt Disney Co., 3.35%, 3/24/2025	80,000	77,974
Walt Disney Co., 3.5%, 5/13/2040	237,000	202,731
Walt Disney Co., 3.8%, 5/13/2060	150,000	124,036
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)	108,000	96,115
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)	60,000	49,929
		$840,509
Brokerage & Asset Managers – 0.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$192,000	$155,309
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	105,000	82,655
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	122,000	120,337
		$358,301
Building – 0.2%
Fortune Brands Home & Security, Inc., 4%, 3/25/2032	$232,000	$210,417
Vulcan Materials Co., 3.5%, 6/01/2030	44,000	40,205
Vulcan Materials Co., 4.5%, 6/15/2047	50,000	44,712
		$295,334
Business Services – 0.6%
Equifax, Inc., 2.35%, 9/15/2031	$66,000	$54,366
Equinix, Inc., 2.5%, 5/15/2031	308,000	257,384
Fiserv, Inc., 4.4%, 7/01/2049	75,000	64,375
Mastercard, Inc., 3.85%, 3/26/2050	143,000	129,862
Visa, Inc., 2.05%, 4/15/2030	277,000	241,622
Visa, Inc., 2.7%, 4/15/2040	88,000	70,352
Visa, Inc., 2%, 8/15/2050	107,000	68,312
		$886,273
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$78,000	$79,773
Comcast Corp., 1.5%, 2/15/2031	164,000	132,567
Comcast Corp., 3.75%, 4/01/2040	123,000	108,695
		$321,035
Chemicals – 0.1%
RPM International, Inc., 4.55%, 3/01/2029	$65,000	$61,896
RPM International, Inc., 4.25%, 1/15/2048	12,000	9,544
		$71,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$53,000	$58,524
Microsoft Corp., 3.45%, 8/08/2036	86,000	79,603
Microsoft Corp., 2.525%, 6/01/2050	313,000	223,048
		$361,175
Computer Software - Systems – 0.5%
Apple, Inc., 2.05%, 9/11/2026	$356,000	$330,201
Apple, Inc., 1.7%, 8/05/2031	288,000	237,063
Apple, Inc., 2.65%, 5/11/2050	196,000	139,235
		$706,499
Conglomerates – 0.3%
Otis Worldwide Corp., 2.565%, 2/15/2030	$25,000	$21,821
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	79,000	80,202
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	68,000	69,337
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	100,000	102,532
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	163,000	161,914
		$435,806
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029	$93,000	$85,010
Mattel, Inc., 3.75%, 4/01/2029 (n)	96,000	86,246
		$171,256
Consumer Services – 0.1%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$80,425
Booking Holdings, Inc., 4.625%, 4/13/2030	97,000	97,384
		$177,809
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$104,000	$97,787
Electronics – 0.3%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$114,000	$87,170
Lam Research Corp., 1.9%, 6/15/2030	32,000	26,906
Lam Research Corp., 4.875%, 3/15/2049	59,000	59,210
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	97,000	69,731
Qualcomm, Inc., 3.25%, 5/20/2027	63,000	60,718
TSMC Arizona Corp., 3.125%, 10/25/2041	200,000	164,620
		$468,355
Emerging Market Quasi-Sovereign – 0.2%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$200,000	$195,240
Qatar Petroleum, 3.125%, 7/12/2041 (n)	200,000	158,278
		$353,518
Energy - Independent – 0.2%
EQT Corp., 3.625%, 5/15/2031 (n)	$61,000	$53,392
Hess Corp., 5.8%, 4/01/2047	150,000	151,985
Pioneer Natural Resources Co., 1.9%, 8/15/2030	102,000	83,672
		$289,049
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$84,000	$69,935
BP Capital Markets America, Inc., 3.001%, 3/17/2052	39,000	28,141
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	197,887
		$295,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$139,372
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	150,000	125,941
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	150,000	117,021
Air Lease Corp., 2.875%, 1/15/2032	157,000	128,957
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	94,964
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	89,335
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	155,076
		$850,666
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$150,000	$160,879
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	111,741
Constellation Brands, Inc., 2.25%, 8/01/2031	99,000	81,683
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	227,782
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	119,000	102,144
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	84,177
Kraft Heinz Foods Co., 5.5%, 6/01/2050	86,000	87,771
SYSCO Corp., 2.45%, 12/14/2031	52,000	43,623
SYSCO Corp., 4.45%, 3/15/2048	52,000	46,078
		$945,878
Gaming & Lodging – 0.3%
Marriott International, Inc., 2.85%, 4/15/2031	$157,000	$133,626
Marriott International, Inc., 3.5%, 10/15/2032	128,000	113,095
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	29,000	27,369
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	59,000	52,775
VICI Properties LP, REIT, 4.75%, 2/15/2028	145,000	140,407
		$467,272
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$159,418
Insurance – 0.2%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$115,000	$104,746
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	39,000	33,843
Equitable Holdings, Inc., 5.594%, 1/11/2033	180,000	184,293
		$322,882
Insurance - Health – 0.5%
Humana, Inc., 2.15%, 2/03/2032	$205,000	$166,424
Humana, Inc., 4.95%, 10/01/2044	100,000	96,394
UnitedHealth Group, Inc., 5.3%, 2/15/2030	90,000	94,628
UnitedHealth Group, Inc., 2.3%, 5/15/2031	57,000	49,033
UnitedHealth Group, Inc., 4.625%, 7/15/2035	129,000	130,284
UnitedHealth Group, Inc., 3.25%, 5/15/2051	103,000	80,588
UnitedHealth Group, Inc., 5.875%, 2/15/2053	95,000	108,775
		$726,126
Insurance - Property & Casualty – 0.3%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$255,000	$208,717
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	226,000	219,976
		$428,693
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$157,027
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$200,807
Machinery & Tools – 0.1%
CNH Industrial N.V., 3.85%, 11/15/2027	$169,000	$164,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 4.8%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$108,000	$83,291
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	258,000	241,303
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	70,000	59,544
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	274,000	231,325
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	104,000	83,688
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	121,000	127,221
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	156,000	168,953
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	163,272
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	200,000	172,956
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	147,305
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	223,533
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	286,000	262,237
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	261,000	215,297
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	82,000	70,271
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	400,000	370,726
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	450,000	364,099
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	165,000	158,599
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	423,000	351,132
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	173,000	136,767
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	176,296
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	326,069
Morgan Stanley, 3.125%, 7/27/2026	82,000	77,716
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	306,000	281,465
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	217,000	173,331
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	500,000	403,737
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	232,418
Royal Bank of Canada, 2.3%, 11/03/2031	234,000	194,200
Royal Bank of Canada, 5%, 2/01/2033	179,000	181,705
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	157,284
Toronto-Dominion Bank, 4.108%, 6/08/2027	103,000	101,320
Toronto-Dominion Bank, 4.693%, 9/15/2027	117,000	117,639
Toronto-Dominion Bank, 2%, 9/10/2031	244,000	199,853
Toronto-Dominion Bank, 4.456%, 6/08/2032	42,000	41,225
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	153,490
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	317,523
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	35,000	34,194
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,516
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	371,000	327,148
Wells Fargo & Co., 3.9%, 5/01/2045	67,000	57,069
		$7,234,717
Medical & Health Technology & Services – 0.4%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$200,000	$185,904
Becton, Dickinson and Co., 2.823%, 5/20/2030	206,000	183,244
Becton, Dickinson and Co., 4.298%, 8/22/2032	132,000	128,851
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	56,000	47,002
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	135,000	106,002
		$651,003
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$118,000	$81,511
Metals & Mining – 0.4%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$195,286
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	200,000	171,783
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	84,738
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	228,000	195,273
		$647,080

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 1.0%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$31,929
Enbridge, Inc., 3.4%, 8/01/2051	124,000	92,467
Energy Transfer LP, 4%, 10/01/2027	52,000	49,802
Energy Transfer LP, 5.55%, 2/15/2028	51,000	51,828
Energy Transfer LP, 3.75%, 5/15/2030	93,000	85,234
Energy Transfer LP, 5.75%, 2/15/2033	59,000	60,634
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	135,364
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	178,638	165,671
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	201,000	180,779
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	126,000	97,467
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	200,000	193,829
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	99,011
Targa Resources Corp., 4.2%, 2/01/2033	87,000	78,844
Targa Resources Corp., 4.95%, 4/15/2052	151,000	129,293
		$1,452,152
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$50,676
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	55,000	51,147
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	160,000	135,753
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	132,000	110,711
		$348,287
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$38,000	$39,745
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$102,000	$96,068
Network & Telecom – 0.1%
AT&T, Inc., 2.75%, 6/01/2031	$108,000	$93,143
AT&T, Inc., 3.55%, 9/15/2055	37,000	27,072
		$120,215
Other Banks & Diversified Financials – 0.2%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$178,000	$176,432
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	200,000	179,900
		$356,332
Pharmaceuticals – 0.1%
AstraZeneca PLC, 1.375%, 8/06/2030	$64,000	$52,534
Merck & Co., Inc., 2.75%, 12/10/2051	58,000	41,769
Pfizer, Inc., 2.55%, 5/28/2040	58,000	44,633
		$138,936
Pollution Control – 0.1%
Waste Connections, Inc., 4.2%, 1/15/2033	$101,000	$98,116
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041	$35,000	$27,780
Canadian Pacific Railway Co., 3.1%, 12/02/2051	52,000	38,340
		$66,120
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$103,000	$84,066
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$109,000	$86,430
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	176,000	137,371
		$223,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$79,000	$61,073
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	98,282
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	47,000	38,361
		$197,716
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$54,000	$43,221
STORE Capital Corp., REIT, 2.75%, 11/18/2030	210,000	164,099
		$207,320
Retailers – 0.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$66,000	$49,371
Amazon.com, Inc., 3.6%, 4/13/2032	273,000	259,737
AutoZone, Inc., 4.75%, 8/01/2032	76,000	76,000
Home Depot, Inc., 3.9%, 6/15/2047	195,000	172,497
		$557,605
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$30,000	$26,977
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	30,000	25,962
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	59,000	48,900
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	86,000	65,914
		$167,753
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$102,000	$83,459
DICK'S Sporting Goods, 4.1%, 1/15/2052	115,000	80,951
		$164,410
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	$79,000	$78,051
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	251,000	242,161
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	85,000	76,511
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	149,000	129,618
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	63,904
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	233,051
		$823,296
Tobacco – 0.0%
Philip Morris International, Inc., 5.625%, 11/17/2029	$43,000	$44,910
U.S. Treasury Obligations – 0.9%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$208,000	$143,934
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	198,000	160,179
U.S. Treasury Bonds, 2.875%, 5/15/2052 (f)	178,400	153,731
U.S. Treasury Notes, 0.875%, 1/31/2024 (f)	250,000	240,586
U.S. Treasury Notes, 2.625%, 4/15/2025 (f)	511,000	495,071
U.S. Treasury Notes, 4.125%, 9/30/2027 (f)	77,000	78,561
U.S. Treasury Notes, 4.125%, 11/15/2032 (f)	123,000	129,400
		$1,401,462
Utilities - Electric Power – 1.5%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$136,319
American Electric Power Co., Inc., 2.3%, 3/01/2030	55,000	46,457
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	80,869
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	88,120
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	213,000	186,428
Duke Energy Corp., 3.3%, 6/15/2041	198,000	153,928
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	200,000	195,638
Evergy, Inc., 2.9%, 9/15/2029	71,000	63,140
FirstEnergy Corp., 2.65%, 3/01/2030	134,000	114,495
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	48,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Florida Power & Light Co., 2.45%, 2/03/2032	$246,000	$212,227
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	44,072
Georgia Power Co., 4.7%, 5/15/2032	162,000	161,518
Georgia Power Co., 5.125%, 5/15/2052	79,000	79,132
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	150,000	126,943
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	52,000	43,428
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	101,000	88,235
Pacific Gas & Electric Co., 2.5%, 2/01/2031	167,000	134,743
Southern California Edison Co., 4.5%, 9/01/2040	50,000	45,252
Southern California Edison Co., 3.65%, 2/01/2050	95,000	74,678
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	77,104
Xcel Energy, Inc., 4.6%, 6/01/2032	138,000	136,637
		$2,337,572
Total Bonds		$29,786,704
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA	340	$24,174
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	1,448	$1,677
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 1 warrant, Expiration 11/23/27) (a)	$2.57	11/21/23	1,246	$0
Total Warrants				$1,677

Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 4.29% (v)	6,903,708	$6,904,398
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America Investment Grade Series 39 Index Credit Default Swap-Fund pays 1%, Fund receives notional amount upon a defined credit event of an index constituent – April 2023 @ $87.5	Put	Merrill Lynch International	$ 6,893,419	$6,800,000	$9,414
Issuer	Shares/Par

Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.17% (j)	78,612	$78,612
Written Options (see table below) – (0.0)%		$(3,625)
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle, Inc., REIT	(164)	$(24,290)

Other Assets, Less Liabilities – 0.7%		1,138,259
Net Assets – 100.0%		$151,912,809

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,904,398 and $143,898,067, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,098,313, representing 4.7% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 1/31/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America Investment Grade Series 39 Index Credit Default Swap-Fund pays 1%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	$(6,800,000)	$(6,893,419)	$110.00	April – 2023	$(3,625)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,520,000	USD	1,762,863	Brown Brothers Harriman	2/24/2023	$17,368
AUD	2,587,000	USD	1,780,932	JPMorgan Chase Bank N.A.	2/24/2023	46,631
CAD	469,000	USD	349,164	Morgan Stanley Capital Services, Inc.	2/24/2023	3,370
CAD	4,661,569	USD	3,446,193	UBS AG	2/24/2023	57,773
EUR	4,931	USD	5,354	Brown Brothers Harriman	4/21/2023	32
EUR	4,989,000	USD	5,346,966	Morgan Stanley Capital Services, Inc.	2/24/2023	84,201
JPY	42,274,000	USD	315,994	Morgan Stanley Capital Services, Inc.	2/24/2023	9,692
KRW	148,563,000	USD	120,478	JPMorgan Chase Bank N.A.	2/24/2023	219
NZD	5,565,000	USD	3,591,963	Brown Brothers Harriman	2/24/2023	6,104
SEK	27,249,068	USD	2,594,519	UBS AG	2/24/2023	14,220
USD	5,396	EUR	4,930	State Street Bank Corp.	4/21/2023	11
USD	198,455	HKD	1,550,000	BNP Paribas S.A.	2/24/2023	547
USD	196,731	HKD	1,530,000	HSBC Bank	2/24/2023	1,377
USD	1,480,446	HKD	11,566,902	Merrill Lynch International	2/24/2023	3,558
USD	130,199	ILS	439,381	Barclays Bank PLC	2/24/2023	2,833
USD	545,398	NOK	5,299,000	Citibank N.A.	2/24/2023	14,015
USD	2,344,386	SEK	23,781,000	Royal Bank of Scotland	2/24/2023	67,669
USD	121,456	ZAR	2,078,796	Brown Brothers Harriman	2/24/2023	2,203
						$331,823
Liability Derivatives
CHF	230,000	USD	252,537	HSBC Bank	2/24/2023	$(747)
GBP	1,709,000	USD	2,126,916	Barclays Bank PLC	2/24/2023	(19,023)
GBP	331,000	USD	409,384	Morgan Stanley Capital Services, Inc.	2/24/2023	(1,126)
JPY	513,823,000	USD	4,015,892	JPMorgan Chase Bank N.A.	2/24/2023	(57,322)
NOK	44,241,893	USD	4,440,832	Brown Brothers Harriman	2/24/2023	(4,268)
NOK	5,111,000	USD	518,257	Deutsche Bank AG	2/24/2023	(5,727)
SEK	37,169,000	USD	3,618,433	Deutsche Bank AG	2/24/2023	(59,992)
USD	6,795,796	AUD	10,065,423	Morgan Stanley Capital Services, Inc.	2/24/2023	(314,834)
USD	168,765	BRL	909,113	Goldman Sachs International	2/24/2023	(9,644)
USD	1,505,660	CAD	2,039,000	State Street Bank Corp.	2/24/2023	(26,997)
USD	8,449,663	CHF	7,958,619	Citibank N.A.	2/24/2023	(262,937)
USD	1,056,795	CHF	969,000	Morgan Stanley Capital Services, Inc.	2/24/2023	(4,006)
USD	923,708	DKK	6,583,287	Deutsche Bank AG	2/24/2023	(39,800)
USD	15,377,184	EUR	14,722,334	Goldman Sachs International	2/24/2023	(649,967)
USD	3,939,705	EUR	3,633,000	JPMorgan Chase Bank N.A.	2/24/2023	(15,282)
USD	7,998,751	GBP	6,654,795	JPMorgan Chase Bank N.A.	2/24/2023	(209,323)
USD	76,888	IDR	1,212,682,000	JPMorgan Chase Bank N.A.	2/24/2023	(3,977)
USD	525,751	INR	43,206,252	JPMorgan Chase Bank N.A.	2/24/2023	(1,048)
USD	9,346,632	JPY	1,277,483,584	Brown Brothers Harriman	2/24/2023	(495,296)
USD	481,344	KRW	637,588,800	JPMorgan Chase Bank N.A.	2/24/2023	(36,652)
USD	114,928	MXN	2,241,897	UBS AG	2/24/2023	(3,694)
USD	1,486,868	NZD	2,304,000	Morgan Stanley Capital Services, Inc.	2/24/2023	(2,790)
USD	966,371	NZD	1,556,842	State Street Bank Corp.	2/24/2023	(40,209)
USD	482,580	SGD	662,841	State Street Bank Corp.	2/24/2023	(22,160)
USD	91,384	THB	3,204,240	JPMorgan Chase Bank N.A.	2/24/2023	(6,291)
USD	494,635	TWD	15,091,323	JPMorgan Chase Bank N.A.	2/24/2023	(9,043)
						$(2,302,155)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
CAC 40 Index	Long	EUR	73	$5,656,488	February – 2023	$67,244
FTSE 100 Index	Long	GBP	16	1,530,960	March – 2023	55,973
FTSE MIB Index	Long	EUR	41	5,977,067	March – 2023	549,287
FTSE Taiwan Index	Long	USD	35	1,872,150	February – 2023	28,582
Hang Seng Index	Long	HKD	29	4,050,013	February – 2023	33,549
IBEX 35 Index	Long	EUR	59	5,828,596	February – 2023	155,308
Mini Ibovespa	Long	BRL	1,192	5,360,865	February – 2023	290,339
OMX 30 Index	Short	SEK	110	2,323,419	February – 2023	6,131
Topix Index	Long	JPY	19	2,899,489	March – 2023	104,977
						$1,291,390
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	48	$7,139,706	March – 2023	$215,236
U.S. Treasury Note 2 yr	Long	USD	15	3,084,727	March – 2023	10,775
U.S. Treasury Ultra Bond	Long	USD	5	708,750	March – 2023	30,334
						$256,345
						$1,547,735
Liability Derivatives
Equity Futures
AEX 25 Index	Short	EUR	50	$8,136,473	February – 2023	$(28,076)
BIST 30 Index	Long	TRY	1,537	4,576,629	February – 2023	(446,814)
DAX Index	Short	EUR	6	2,484,192	March – 2023	(74,595)
FTSE/JSE Top 40 Index	Short	ZAR	40	1,708,261	March – 2023	(96,542)
KOSPI 200 Index	Short	KRW	27	1,755,813	March – 2023	(29,404)
Mexbol Index	Short	MXN	139	4,084,631	March – 2023	(299,175)
MSCI Singapore Index	Short	SGD	202	4,702,686	February – 2023	(120,790)
NIFTY Index	Long	USD	4	142,016	February – 2023	(3,421)
Russell 2000 Index	Short	USD	169	16,387,930	March – 2023	(882,379)
S&P 500 E-Mini Index	Short	USD	182	37,219,000	March – 2023	(841,583)
S&P MidCap 400 Index	Short	USD	47	12,515,630	March – 2023	(698,240)
S&P/ASX 200 Index	Short	AUD	59	7,761,929	March – 2023	(228,092)
S&P/TSX 60 Index	Short	CAD	10	1,884,784	March – 2023	(39,784)
						$(3,788,895)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	154	$13,090,368	March – 2023	$(200,188)
Canadian Treasury Bond 10 yr	Short	CAD	143	13,569,712	March – 2023	(79,282)
Japan Government Bond 10 yr	Long	JPY	11	12,385,511	March – 2023	(77,997)
Long Gilt 10 yr	Long	GBP	14	1,803,832	March – 2023	(4,705)
U.S. Treasury Note 10 yr	Short	USD	139	15,917,672	March – 2023	(200,065)
U.S. Treasury Ultra Note 10 yr	Short	USD	36	4,363,312	March – 2023	(62,961)
						$(625,198)
						$(4,414,093)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
3/15/33	USD	11,300,000	centrally cleared	SOFR - 1 day/Annually	3.750%/Annually	$30,543	$(574,018)	$(543,475)
3/15/53	USD	4,900,000	centrally cleared	SOFR - 1 day/Annually	3.250%/Annually	103,493	(397,777)	(294,284)
						$134,036	$(971,795)	$(837,759)
Liability Derivatives
Interest Rate Swaps
3/15/25	USD	52,700,000	centrally cleared	4.500%/Annually	SOFR - 1 day/Annually	$(83,851)	$458,614	$374,763
3/15/28	USD	21,000,000	centrally cleared	4.000%/Annually	SOFR - 1 day/Annually	(26,018)	650,330	624,312
						$(109,869)	$1,108,944	$999,075
At January 31, 2023, the fund had cash collateral of $2,467,758 and other liquid securities with an aggregate value of $29,004,260 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$76,085,382	$907,036	$—	$76,992,418
France	81,845	5,678,516	—	5,760,361
Japan	130,704	5,155,274	—	5,285,978
Switzerland	563,423	4,512,851	—	5,076,274
United Kingdom	848,021	3,613,252	—	4,461,273
Canada	3,572,142	—	—	3,572,142
Germany	975,080	1,779,762	—	2,754,842
Australia	152,418	1,047,709	—	1,200,127
Hong Kong	917,403	239,723	—	1,157,126
Other Countries	3,161,216	4,601,580	—	7,762,796
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,401,462	—	1,401,462
Non - U.S. Sovereign Debt	—	711,352	—	711,352
Municipal Bonds	—	348,287	—	348,287
U.S. Corporate Bonds	—	18,512,900	—	18,512,900
Commercial Mortgage-Backed Securities	—	431,482	—	431,482
Asset-Backed Securities (including CDOs)	—	286,409	—	286,409
Foreign Bonds	—	8,104,226	—	8,104,226
Mutual Funds	6,983,010	—	—	6,983,010
Total	$93,470,644	$57,331,821	$—	$150,802,465
Securities Sold Short	$(24,290)	$—	$—	$(24,290)
Other Financial Instruments
Futures Contracts – Assets	$575,266	$972,469	$—	$1,547,735
Futures Contracts – Liabilities	(3,389,780)	(1,024,313)	—	(4,414,093)
Forward Foreign Currency Exchange Contracts – Assets	—	331,823	—	331,823
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,302,155)	—	(2,302,155)
Swap Agreements – Assets	—	(837,759)	—	(837,759)
Swap Agreements – Liabilities	—	999,075	—	999,075
Written Options - Liabilities	—	(3,625)	—	(3,625)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At January 31, 2023, the value of securities loaned was $162,356. These loans were collateralized by cash of $78,612 and U.S. Treasury Obligations (held by the lending agent) of $91,493.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,390,993	$41,505,068	$35,991,708	$(388)	$433	$6,904,398
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$78,157	$—

Supplemental Information (unaudited) – continued
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2023, are as follows:
United States	63.4%
Japan	14.0%
France	7.7%
United Kingdom	6.1%
Australia	5.1%
Italy	4.6%
Germany	(4.5)%
Netherlands	(4.9)%
Canada	(6.6)%
Other Countries	15.1%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.